Average Annual Total Returns - Xtrackers High Beta High Yield Bond ETF	Xtrackers High Beta High Yield Bond ETF before tax Inception Date	Xtrackers High Beta High Yield Bond ETF before tax 1 Year	Xtrackers High Beta High Yield Bond ETF before tax Since Inception	Xtrackers High Beta High Yield Bond ETF After tax on distributions 1 Year	Xtrackers High Beta High Yield Bond ETF After tax on distributions Since Inception	Xtrackers High Beta High Yield Bond ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers High Beta High Yield Bond ETF After tax on distributions and sale of fund shares Since Inception	Solactive USD High Yield Corporates Total Market High Beta Index 1 Year	Solactive USD High Yield Corporates Total Market High Beta Index Since Inception	Solactive USD High Yield Corporates Total Market Index 1 Year	Solactive USD High Yield Corporates Total Market Index Since Inception
Total	Jan. 11, 2018	16.31%	5.86%	13.10%	2.98%	9.57%	3.21%	16.30%	5.98%	14.33%	5.79%